Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0000915912
Registrant Name	AVALONBAY COMMUNITIES INC
Registration File Number	333-277313
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES